Subsequent Event - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jan. 06, 2015
Subsequent Event [Line Items]
Cash dividend	$ 2.00	$ 1.15	$ 7.48
Common and Class B Common Stock
Subsequent Event [Line Items]
Cash dividend				$ 0.60
Subsequent Event | Common and Class B Common Stock
Subsequent Event [Line Items]
Cash dividend					$ 0.70